INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10.	INCOME TAXES

The income tax provision (benefit) consists of the following:

	2012	2011

Foreign
Current	$19,205	$-
Deferred	(170,962)	(103,300)
U.S. Federal
Current	-	-
Deferred	(791,395)	(299,558)
State and local
Current	-	-
Deferred	(93,105)	(35,242)
Change in valuation allowance	1,055,462	438,100
Income tax provision (benefit)	$19,205	$-

The provision (benefit) for income tax using the statutory U.S. federal tax rate is reconciled to the Company’s effective tax rate as follows:

	2012	2011

Loss before income taxes:
United States	$2,346,516	$890,941
Foreign	800,844	271,773
	$3,147,360	$1,162,714
Computed "expected" income tax expense (benefit)	$(1,070,100)	$(395,300)
State income taxes, net of federal benefit	(93,861)	(46,500)
Foreign rate differential	74,106	-
Travel, entertainment and other	53,660	3,700
Change in valuation allowance	1,055,400	438,100
Income tax expense (benefit)	$19,205	$-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Major components of deferred tax assets and liabilities at December 31, 2012 and 2011 were:

	2012	2011

Net operating loss carryforwards	$2,538,400	$1,660,200
Capital loss carryforwards	630,100	630,100
Investments	(80,400)	(86,700)
Foreign operations	274,236	103,300
Total deferred tax assets	3,362,336	2,306,900
Valuation allowance	(3,362,336)	(2,306,900)
Net deferred tax assets	$-	$-

As of December 31, 2012 and 2011, the Company has U.S. federal and state net operating loss carryovers of approximately $6,680,000 and $4,369,000, respectively, which will expire at various dates beginning in 2024 through 2031, if not utilized. As of December 31, 2012 and 2011, the Company has foreign net operating loss carryovers of $1,073,000 and $272,000, respectively. These net operating loss carryovers can be carried indefinitely as long as the Company is trading. The Company has a capital loss carryforward of $1,658,000 which expires between 2015 and 2016 if not utilized. In accordance with Section 382 of the Internal Revenue code, deductibility of the Company’s U.S. net operating loss carryovers may be subject to an annual limitation in the event of a change of control as defined under the Section 382 regulations.

In assessing the realization of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2012 and December 31, 2011, the change in valuation allowance was approximately $1,055,462 and $438,100.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between two positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing-authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

As of December 31, 2012 and December 31, 2011, no liability for unrecognized tax benefits was required to be reported.

Interest costs related to unrecognized tax benefits are required to be calculated, if applicable, and would be classified as “interest expense, net” in the two statement of operations. Penalties would be recognized as a component of “general and administrative expenses”. As of December 31, 2012 and December 31, 2011, no interest or penalties were required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.